Deferred Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Equipment deposits	$ 5,587	$ 5,253	$ 6,675
Deferred revenue expected recognition period	12 months